MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
Marketable Securities [Abstract]
MARKETABLE SECURITIES

14.	MARKETABLE SECURITIES

Marketable securities held by the Company are listed equity securities considered to be available-for-sale securities.

(in thousands of $)	2015	2014
Shares acquired as a result of stock dividends	10,632	—
Shares acquired on merger with Frontline 2012	12,803	—
Impairment loss	(9,369)	—
Unrealized loss recorded in other comprehensive income	(213)	—
	13,853	—

In March 2015, Frontline 2012 paid a stock dividend consisting of 4.1 million Avance Gas shares. Frontline 2012 retained 112,715 shares, which were recorded as marketable securities, in respect of the treasury shares held at the time of the dividend. The Company received 329,669 shares when Frontline 2012 paid the stock dividend. As of December 31, 2015, the Company holds 442,384 shares in Avance Gas, which are recorded as marketable securities.

In June 2015, Frontline 2012 paid a stock dividend consisting of 75.4 million Golden Ocean shares. Frontline 2012 retained 2,114,129 shares, which were recorded as marketable securities, in respect of the treasury shares held at the time of the dividend. The Company received 4,187,667 shares when Frontline 2012 paid the stock dividend and held a further 51,498 shares previously. As of December 31, 2015, the Company holds 6,353,294 shares in Golden Ocean, which are recorded as marketable securities.

As of December 31, 2015, the Company owned 73,383 shares in Ship Finance, which were acquired as a result of the Merger.

A loss of $9.4 million was incurred as a result of (i) the mark to market loss on the remaining Golden Ocean shares held by Frontline 2012 in the period from June 26 through December 31, 2015, and (ii) the mark to market loss on the Golden Ocean shares that were acquired as a result of the Merger. An impairment loss was recorded in both cases as it was determined that the loss was other than temporary in view of the significant fall in rates in the Baltic Dry Index.

The cost of sale of available-for-sale marketable securities is calculated on an average cost basis.